PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

ADVANCED SERIES ADVISOR PLANSM III (ASAP III)
 ADVANCED SERIES APEXSM II (APEX II)
ADVANCED SERIES XTRA CREDIT SIXSM (XT6)
ADVANCED SERIES XTRA CREDIT EIGHTSM (XT8)
ADVANCED SERIES LIFEVESTSMII (ASL II)
ADVANCED SERIES CORNERSTONESM
ADVANCED SERIES ADVISORS CHOICE® 2000
OPTIMUMSM
OPTIMUM FOURSM
OPTIMUM PLUSSM
OPTIMUM XTRASM

SUPPLEMENT, DATED DECEMBER 15, 2015,

TO PROSPECTUSES DATED APRIL 30, 2015

THIS SUPPLEMENT SHOULD BE READ AND RETAINED WITH THE PROSPECTUS FOR YOUR ANNUITY. THIS SUPPLEMENT IS INTENDED TO UPDATE CERTAIN INFORMATION IN THE PROSPECTUS FOR THE VARIABLE ANNUITY YOU OWN AND IS NOT INTENDED TO BE A PROSPECTUS OR OFFER FOR ANY OTHER VARIABLE ANNUITY LISTED HERE THAT YOU DO NOT OWN. IF YOU WOULD LIKE ANOTHER COPY OF THE CURRENT PROSPECTUS, PLEASE CALL US AT 1-888-PRU-2888 OR VISIT WWW.PRUDENTIALANNUITIES.COM.

We are issuing this supplement to reflect name changes to certain portfolios of the Wells Fargo Variable Trust that will become effective on December 15, 2015.  Please note, not all of these funds may be applicable to your Annuity.

The following Portfolios changed their names effective December 15, 2015:

Previous Name:	New Name:
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
Wells Fargo Advantage VT International Equity Fund – Class 1	Wells Fargo VT International Equity Fund – Class 1
Wells Fargo Advantage VT International Equity Fund – Class 2	Wells Fargo VT International Equity Fund – Class 2
Wells Fargo Advantage VT Intrinsic Value Fund – Class 2	Wells Fargo VT Intrinsic Value Fund – Class 2
Wells Fargo Advantage VT Omega Growth Fund – Class 1	Wells Fargo VT Omega Growth Fund – Class 1
Wells Fargo Advantage VT Omega Growth Fund – Class 2	Wells Fargo VT Omega Growth Fund – Class 2
Wells Fargo Advantage VT Opportunity FundSM – Class 1	Wells Fargo VT Opportunity FundSM – Class 1
Wells Fargo Advantage VT Opportunity FundSM – Class 2	Wells Fargo VT Opportunity FundSM – Class 2
Wells Fargo Advantage VT Small Cap Growth Fund – Class 1	Wells Fargo VT Small Cap Growth Fund – Class 1
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	Wells Fargo VT Small Cap Growth Fund – Class 2
Wells Fargo Advantage VT Small Cap Value Fund – Class 1	Wells Fargo VT Small Cap Value Fund – Class 1
Wells Fargo Advantage VT Total Return Bond Fund	Wells Fargo VT Total Return Bond Fund

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
CORESUP1